Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 858	$ 512
Trade payables	912	1,006
Other current liabilities	783	1,007
Total Long- term debt and debentures	1,829	2,312
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	283	313
Trade payables	912	1,006
Other current liabilities	180	198
Total Long- term debt and debentures	2,445	2,555
Non Derivative Financial Liabilities	3,820	4,072
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	14
Not past due [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	28
Not past due [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	10
Twelve Months Or Less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	300	322
Trade payables	912	1,006
Other current liabilities	180	198
Total Long- term debt and debentures	666	288
Non Derivative Financial Liabilities	2,058	1,814
Twelve Months Or Less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	7
Twelve Months Or Less [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	28
Twelve Months Or Less [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables		0
Other current liabilities	0	0
Total Long- term debt and debentures	599	1,080
Non Derivative Financial Liabilities	599	1,080
Second year [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	7
Second year [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Second year [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	7
Three To Five Years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Total Long- term debt and debentures	653	547
Non Derivative Financial Liabilities	653	547
Three To Five Years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Three To Five Years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Three To Five Years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Total Long- term debt and debentures	1,339	1,468
Non Derivative Financial Liabilities	1,339	1,468
Sixth year and thereafter [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Sixth year and thereafter [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	$ 0
Sixth year and thereafter [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0